Assets Held for Sale and Disposal group classified as held for sale - Summary of Assets of Disposal Group Held for Sale (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	₩ 94,215	$ 65,221	₩ 0
Cash and deposits
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	5,858
Loans measured at amortized cost
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	85,572
Property and equipment
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	131
Intangible assets
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	17
Deferred tax assets
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	16
Other assets
Disclosure Of Details Of Assets Of A Disposal Group Held For Sale [Line Items]
Assets of a disposal group held for sale	₩ 2,621